Note 15 - Receivables non-current (Tables)	12 Months Ended
Dec. 31, 2024
Note 15 - Receivables non-current
Disclosure of detailed information about non-current receivables [text block]
	Year ended December 31,
	2024	2023
Employee advances and loans	9,120	7,395
Tax credits (*)	66,636	53,483
Receivables from related parties	69,843	69,820
Legal deposits	6,858	9,355
Advances to suppliers and other advances	37,434	27,043
Others	15,711	18,863
	205,602	185,959